SHARE-BASED COMPENSATION PLAN (Details 4) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended												12 Months Ended					0 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Pactera Financial Solutions	Dec. 31, 2012 Nonvested shares	Dec. 31, 2011 Nonvested shares	Dec. 31, 2010 Nonvested shares	Dec. 31, 2012 Nonvested shares Pactera Financial Solutions	Dec. 31, 2012 Performance based share award	Dec. 31, 2011 Performance based share award	Dec. 31, 2012 Performance based share award options and nonvested shares	Dec. 31, 2011 Performance based share award options and nonvested shares	Dec. 31, 2012 Stock options	Dec. 31, 2012 Share Incentive Plan	Jul. 01, 2011 Share Incentive Plan	Jan. 01, 2005 Share Incentive Plan	Dec. 31, 2012 Share Incentive Plan Nonvested shares	Dec. 31, 2011 Share Incentive Plan Nonvested shares	Dec. 31, 2010 Share Incentive Plan Nonvested shares	Dec. 31, 2012 2011 Equity Incentive Plan Nonvested shares	Dec. 31, 2011 2011 Equity Incentive Plan Nonvested shares	Nov. 09, 2012 VanceInfo 2007 Share Incentive Plan	Nov. 09, 2012 VanceInfo 2007 Share Incentive Plan Nonvested shares	Dec. 31, 2012 VanceInfo 2007 Share Incentive Plan Nonvested shares
SHARE-BASED COMPENSATION PLAN
Percentage of awards vesting on first anniversary under alternative one					50.00%								50.00%									25.00%
Percentage of awards vesting on first anniversary under alternative two					33.00%								33.00%
Percentage of awards vesting on first anniversary under alternative three					25.00%								25.00%									25.00%
First award vesting period from date of grant					1 year								1 year
Percentage of awards vesting on monthly anniversaries from first vesting date under alternative one					4.17%
Percentage of awards vesting on monthly anniversaries from first vesting date under alternative two					2.78%
Percentage of awards vesting on monthly anniversaries from first vesting date under alternative three					2.08%
Percentage of awards vesting on quarterly anniversaries from first vesting date under alternative one					12.50%								12.50%
Percentage of awards vesting on quarterly anniversaries from first vesting date under alternative two					8.30%								8.30%									6.25%
Percentage of awards vesting on quarterly anniversaries from first vesting date under alternative three					6.25%								6.25%
Nonvested shares
Outstanding at the beginning of the period (in shares)									695,430		695,430						409,127	337,443	323,071	1,045,698
Granted (in shares)								1,000,000	1,870,614	695,430	1,870,614	695,430					2,719	361,256	446,949	3,833,474	1,052,509		722,869
Vested (in shares)								(395,000)									(156,072)	(273,850)	(211,043)	(291,513)				(14,738)
Forfeited (in shares)									(71,710)		(71,710)						(28,366)	(15,722)	(221,534)	(120,680)	(6,811)			(24,157)
Outstanding at the end of the period (in shares)									2,494,334	695,430	2,494,334	695,430					227,408	409,127	337,443	4,466,979	1,045,698			683,974
Nonvested shares vested and expect to vest at the end of the period (in shares)									2,939,611								1,689,610			4,758,492				698,712
Options and nonvested shares vested and expect to vest											2,939,611
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)									$ 9.96		$ 9.96						$ 13.25	$ 8.37	$ 3.91	$ 10.18
Granted (in dollars per share)									$ 7.07	$ 9.96	$ 7.07	$ 9.96					$ 11.02	$ 12.83	$ 7.81	$ 7.83	$ 10.04		$ 16.56
Vested (in dollars per share)																	$ 13.06	$ 6.83	$ 5.02	$ 10.41				$ 16.23
Forfeited (in dollars per share)									$ 7.49		$ 7.49						$ 11.50	$ 9.07	$ 4.04	$ 10.95	$ 11.16			$ 14.13
Outstanding at the end of the period (in dollars per share)									$ 7.86	$ 9.96	$ 7.86	$ 9.96					$ 13.57	$ 13.25	$ 8.37	$ 8.13	$ 10.18			$ 16.65
Intrinsic value
Outstanding at the beginning of the period (in dollars)									$ 6,925,500		$ 6,925,500						$ 5,437,147	$ 2,806,766	$ 1,258,724	$ 10,600,967
Granted (in dollars)									13,064,870	6,925,500	13,064,870	6,925,500					29,960	4,650,290	3,509,610	30,027,735	10,676,967		11,968,510
Vested (in dollars)																	(2,038,640)	(1,876,338)	(1,058,818)	(3,034,746)				(239,145)
Forfeited (in dollars)									(537,049)		(537,049)						(326,168)	(143,571)	(902,750)	(1,321,957)	(76,000)			(341,308)
Outstanding at the end of the period (in dollars)									19,453,321	6,925,500	19,453,321	6,925,500					3,102,299	5,437,147	2,806,766	36,271,999	10,600,967			11,388,057
Number of shares no longer subject to the performance-based vesting criteria											1,118,424
Commitment to grant nonvested shares to key employees (as a percent)								33.30%
Commitment to grant nonvested shares to key employees														8,048,874	1,290,489	734,862						1,100,000
Noncontrolling interest (as a percent)				83.50%				16.50%
Compensation cost recognized (in dollars)	11,064	5,656	4,001		9,600	4,388	1,919				1,915
Unrecognized compensation expense
Total unrecognized compensation expense related to share options granted (in dollars)					28,988
Weighted-average period for recognition of compensation cost					2 years 6 months 4 days								2 years 1 month 28 days
Tax benefit related to share based compensation expense													$ 0